(Loss) profit before income tax expense	12 Months Ended
Dec. 31, 2021
(Loss)/profit before income tax expense
(Loss)/profit before income tax expense
6	(Loss)/profit before income tax expense

(Loss)/profit before income tax expense was determined after charging/(crediting) the following:

	For the year ended 31 December
	2021	2020	2019
Total interest expense on borrowing	10,096,884	10,128,467	11,342,526
Less: amounts capitalized in property, plant and equipment	1,298,684	927,855	579,808
Interest expenses charged to consolidated statement of comprehensive income	8,798,200	9,200,612	10,762,718
Including: Interest expenses on lease liabilities	169,696	202,264	171,573
Depreciation of property, plant and equipment	21,490,876	21,337,932	21,122,065
Depreciation of investment properties	30,162	22,866	8,011
Depreciation of right-of-use assets	749,383	785,518	734,827
Included in other investment (income)/loss
-Dividends on other equity instrument investments	(1,743)	(775)	(685)
-Gains on disposal of subsidiaries	—	—	(256,009)
-Investment loss/(income) of derivative financial instruments	—	74,870	(28,684)
-Other	(5,772)	(5,588)	48,798
Included in loss/(gain) on fair value changes of financial assets/liabilities
-Contingent consideration of the business combination	—	—	(17,175)
-Loss/(gain) on fair value changes of trading derivatives	—	1,566	(19,492)

6(Loss)/profit before income tax expense (continued)

	For the year ended 31 December
	2021	2020	2019

Included in other operating expenses:
- Operating expense of Ruyi Pakistan Energy	3,943,171	2,581,665	3,057,427
- Service concession construction cost	148,578	103,177	518,291
- Other materials expense	1,611,493	1,626,385	1,748,498
- Electricity charges	1,109,709	973,372	898,719
- Cost of sales of raw materials	1,125,710	295,330	606,103
- Water charges	617,595	549,260	652,077
- Insurance expense	413,985	386,435	362,147
- Cleaning, greening and fire protection expense	440,704	430,476	398,478
- Purchase of power generation quota	231,233	392,902	423,057
- Transportation allowance	190,532	179,955	178,217
- Pollutant charge	98,037	137,579	84,468
- Water conservancy fund and disabled security fund	92,199	471,129	202,479
- Test and inspection expense	341,511	359,997	323,434
- Service charge	335,874	333,916	171,676
- Heating pipeline related cost	159,990	134,915	144,300
- Auditors’ remuneration audit services	32,996	39,117	42,019
- Other consulting expense	114,361	97,559	111,468
- Office expense	276,561	223,913	198,033
- Minimum lease payments under operating leases, lease payments not included in the measurement of lease liabilities	114,909	106,031	234,139
- Amortization of other non-current assets	69,717	128,177	101,902
- Property management expense	99,561	95,037	76,507
- Information technology maintenance expense	245,027	229,214	122,425
- Travel expense	128,458	99,106	156,683
- Business entertainment expense	39,678	28,553	32,825
- Research and development expenditure	1,324,735	667,592	65,022
- Net loss on disposal of materials and supplies	13,575	167,449	6,384
- Net (gain)/loss on disposal of non-current assets	(520,878)	626,657	(69,449)
- Recognition of loss allowance for receivables*	103,625	172,711	74,557
- (Reversal)/recognition of provision for inventory obsolescence (Note 16)	(242)	43,076	22,453
- Impairment loss of property, plant and equipment (Note 7)	28,879	7,847,378	5,719,990
- Impairment loss of goodwill (Note 14)	—	685,036	—
- Impairment loss on other non-current assets*	63,000	349,559	464,867
- Gain of Three Supplies and Property Management	(36,835)	(126,425)	(200,683)
- Government grants**	(2,013,149)	(739,740)	(818,101)
- Penalties	45,349	22,279	23,614
- Donations	37,707	55,663	47,393
- Others	675,423	525,637	698,006

Total	11,702,778	20,300,072	16,879,425
*	The loss allowance for receivables included in other non-current assets was recorded in the item of “Recognition of loss allowance for receivables”.
**

For the year ended 31 December 2021, among the government grants, there were standby compensation of Huaneng Power International, Inc. Jining Power Plant, heating subsidies, VAT refund and coal guarantee fund amounting to RMB707 million, RMB208 million, RMB212 million and RMB197 million, respectively. There are no unfulfilled conditions or contingencies relating to these grants.